Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Liabilities
Schedule Of Flow Through Premium Liability
Balance, December 31, 2018	$-
Add:
Excess of subscription price over fair value of flow through common shares	12
Less:
Income tax recovery	(3)

Balance, December 31, 2019	9
Less:
Income tax recovery	(9)

Balance, December 31, 2020	-
Add:
Excess of subscription price over fair value of flow through common shares	402
Foreign currency translation adjustment	2
Less:
Income tax recovery	(206)

Balance, December 31, 2021	$198

Schedule Of Deferred Royalty Liability
Balance, December 31, 2019	$158
Add:
Accretion	28
Less:
Advance royalty payment	(35)

Balance, December 31, 2020	151
Add:
Accretion	26
Less:
Advance royalty payment	(35)

Balance, December 31, 2021	$142

Current portion (1)	$35
Long term portion	107
Balance, December 31, 2021	$142

Continuity Of Lease Liability
Balance, December 31, 2019	$75
Add:
Interest	11
Less:
Payments	(35)

Balance, December 31, 2020	51
Add:
Interest	7
Foreign currency translation	1
Less:
Payments	(38)

Balance, December 31, 2021	$21

Current portion	$21
Long term portion	-
Balance, December 31, 2021	$21